Victory High Income Municipal Fund Expense Example - Victory High Income Municipal Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 307
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,242
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,914
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	$ 808